Equity Method Investments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 ventures	Jun. 30, 2011	Jun. 30, 2012 ventures	Jun. 30, 2011	Dec. 31, 2011 ventures		Dec. 31, 2010		Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	8		8		8
Equity Method Investment, Summarized Financial Information, Income Statement
Revenues	$ 67,671,000	$ 70,909,000	$ 150,908,000	$ 150,141,000	$ 313,059,000		$ 236,285,000		$ 208,544,000
Gross profit	19,189,000	20,209,000	44,752,000	47,925,000	94,389,000		77,047,000		75,285,000
Income before provision for income taxes	13,161,000	13,338,000	32,433,000	33,136,000	67,098,000		55,217,000		53,484,000
Provision for income taxes	(3,935,000)	(3,902,000)	(9,903,000)	(10,132,000)	(19,609,000)	[1]	(14,402,000)	[1]	(15,051,000)	[1]
Net income	9,226,000	9,436,000	22,530,000	23,004,000	47,489,000		40,815,000		38,433,000
Equity Method Investment, Summarized Financial Information, Balance Sheet
Current assets					176,989,000		186,306,000
Noncurrent assets					60,694,000		41,323,000
Total assets					237,683,000		227,629,000
Current liabilities					76,680,000		65,120,000
Noncurrent liabilities					4,820,000		6,464,000
Shareholders' equity					156,183,000		156,045,000
Total liabilities and shareholders' equity					237,683,000		227,629,000
Equity Method Investments, Reconciliation of Net Income to Equity in Income from Investees
Equity income based on stated ownership percentages					20,782,000		17,253,000		16,630,000
Adjustments due to currency translation, GAAP conformity, taxes on dividends and other adjustments					(1,671,000)		(604,000)		(794,000)
Net earnings from affiliates	4,086,000	3,751,000	9,315,000	8,948,000	19,111,000		16,649,000		15,836,000
Investments in unconsolidated affiliates					$ 70,300,000		$ 71,300,000
Japan [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
South Korea [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
Saudi Arabia [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
United Arab Emirates [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1		1		1
China [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	2		2		2
India [Member]
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	2		2		2

[1]	The provision for income taxes is based on the tax laws and rates in the countries in which our investees operate. The taxation regimes vary not only by their nominal rates, but also by the allowability of deductions, credits and other benefits.